Other income, net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Other Income [Abstract]
Changes in contingent consideration	$ 0	$ 9,112	$ 33,684
Production delay compensation	14,759	12,503	9,542
Others	(6,828)	(5,443)	221
Total	$ 7,931	$ 16,172	$ 43,447